THE MALAYSIA FUND, INC.

DIRECTORS AND OFFICERS
BARTON M. BIGGS
CHAIRMAN OF THE
BOARD OF DIRECTORS

RONALD E. ROBISON
PRESIDENT AND DIRECTOR

JOHN D. BARRETT II
DIRECTOR

THOMAS P. GERRITY
DIRECTOR

GERARD E. JONES
DIRECTOR

JOSEPH J. KEARNS
DIRECTOR

VINCENT R. MCLEAN
DIRECTOR

C. OSCAR MORONG, JR.
DIRECTOR

WILLIAM G. MORTON, JR.
DIRECTOR

MICHAEL NUGENT
DIRECTOR

FERGUS REID
DIRECTOR

STEFANIE V. CHANG
VICE PRESIDENT

LORRAINE TRUTEN
VICE PRESIDENT

JAMES W. GARRETT
TREASURER

MARY E. MULLIN
SECRETARY

BELINDA A. BRADY
ASSISTANT TREASURER

U.S. INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

MALAYSIAN INVESTMENT ADVISER
ARAB-MALAYSIAN CONSULTANT SDN BHD
21ST-29TH FLOORS, BANGURIAN ARAB-MALAYSIAN
JALAN RAJA CHULAN, 5200
KUALA LUMPUR, MALAYSIA

ADMINISTRATOR
JPMORGAN CHASE BANK
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
3 CHASE METROTECH CENTER
BROOKLYN, NEW YORK 11245

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE ROGERS & WELLS LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITOR
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION, INCLUDING THE FUND'S NET ASSET VALUE PER SHARE AND INFORMATION REGARDING THE INVESTMENTS COMPRISING THE FUND'S PORTFOLIO, PLEASE CALL 1-800-221-6726 OR VISIT OUR WEBSITE AT www.morganstanley.com/im.

(C) 2002 Morgan Stanley


THIRD QUARTER REPORT

September 30, 2002

[MORGAN STANLEY LOGO]

The Malaysia Fund, Inc.

Morgan Stanley
Investment Management Inc.
Investment Adviser

THE MALAYSIA FUND, INC.

Overview

LETTER TO STOCKHOLDERS

For the nine months ended September 30, 2002, The Malaysia Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -5.80% compared to -8.34% for the Kuala Lumpur Stock Exchange Composite Index (the "Index") expressed in U.S. dollars. On September 30, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $3.80, representing a 18.5% discount to the Fund's net asset value per share.

MARKET REVIEW

The Index fell 12.1% alone in the third quarter over concerns of the global sell down in equities, as the fiscal year 2003 budget announced in September failed to lift sentiments. Liquidity fell sharply with average trading value of 349 million Malaysian Ringgit (MYR) during the latest quarter, compared to the year's daily average of 536 million MYR. The government announced the budget for fiscal year 2003 in September with a projected deficit of 3.9% of GDP. This compares to the previous year's deficit of 5.0% of GDP. More importantly, GDP was forecasted to rise by 6.0-6.5% in 2003 on the back of a 9.9% rise in private consumption and 16.5% jump in private investments. No major personal or corporate tax cuts were announced. Meanwhile, Malaysia's exports continued to grow, rising by 15.0% in July after expanding 0.2% in the first half of the year. Growth momentum in imports was unabated surging by 18.6% in July after a growth of 2.4% in the first half of the year. The country's inflation stayed at 2.1% in July, bringing the year-to-date price rise to 1.8% on a year-on-year basis. Corporate earnings announced during the quarter saw some disappointments, especially from a telecommunications service provider and an integrated electric company. The former continued to report a fall in earnings despite higher revenues, while the latter's earnings were affected by the strong yen and higher fuel costs. The telecommunications sector looked set to see a return of pricing power following the latest announcement by an acquisition of a major competitor's cellular operations. This reduced the number of players from five during the peak to just three, with one telecommunications company garnering 30-35% market share, while the impending merged entity of another commanded a 45% market share.

More recently during the latest quarter, we took the opportunity from the recent sell down to realign the Fund and increased our holdings in construction and banking sectors where the fundamentals are attractive. We have funded these by reducing holdings in tobacco stocks on concerns over a possible tax increase.

MARKET OUTLOOK

The Malaysian economy remains one of the most resilient in the face of the global economic slowdown. Higher palm oil prices in the face of severe weather conditions brought about by El Nino cushions the weak electronics demand. As well, interest rates are likely to remain low as the system is still flushed with liquidity and the government's pump-priming efforts are also gathering momentum.

OTHER DEVELOPMENTS

On July 15, 2002, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares traded from their net asset value. During the period ended September 30, 2002, the Fund repurchased 19,520 of its shares at an average discount of 16.79% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director

                                                                  October 2002

THE MALAYSIA FUND, INC.

September 30, 2002

INVESTMENT SUMMARY

Historical Information (Unaudited)


                                                 TOTAL RETURN (%)
                       -------------------------------------------------------------------------
                           MARKET VALUE(1)        NET ASSET VALUE(2)             INDEX(3)
                       -------------------------------------------------------------------------
                                     AVERAGE                  AVERAGE                   AVERAGE
                       CUMULATIVE     ANNUAL   CUMULATIVE      ANNUAL     CUMULATIVE     ANNUAL
------------------------------------------------------------------------------------------------
Year-to-Date                (2.02)%       --        (5.80)%        --          (8.34)%       --
One Year                    12.84      12.84%        7.45        7.45%          3.68       3.68%
Five Year                  (60.19)    (16.82)      (40.66)      (9.91)        (33.19)     (7.75)
Ten Year                   (46.19)     (6.01)      (44.70)      (5.75)        (30.21)     (3.53)
Since Inception*           (32.21)     (2.49)      (16.86)      (1.19)          6.16       0.39

Past performance is not predictive of future performance.

[CHART]

RETURNS AND PER SHARE INFORMATION


                                                                                                                        NINE MONTHS
                                                                                                                           ENDED
                                                               YEAR ENDED DECEMBER 31,                                   SEPTEMBER
                            ------------------------------------------------------------------------------------------       30,
                             1992      1993     1994      1995      1996     1997      1998    1999     2000      2001      2002
                             ----      ----     ----      ----      ----     ----      ----    ----     ----      ----      ----
Net Asset Value Per Share   $16.28    $27.32   $18.57    $18.58    $19.29    $5.04     $3.02  $ 5.62   $ 4.73    $ 5.00    $ 4.66
Market Value Per Share      $16.25    $28.00   $17.38    $17.00    $17.50    $6.56     $4.00  $ 7.06   $ 3.75    $ 3.92    $ 3.80
Premium/(Discount)            (0.2)%     2.5%    (6.4)%    (8.5)%    (9.3)%   30.2%    32.5%    25.6%   (20.7)%   (21.6)%   (18.5)%
Income Dividends                --    $ 0.16   $ 0.02        --        --       --     $0.03      --   $ 0.11    $ 0.04    $ 0.05
Capital Gains
Distributions                   --    $ 1.13   $ 3.59    $ 0.84    $ 2.82    $0.51        --      --       --        --        --
Fund Total Return(2)         20.15%    98.28%+ (18.87)%    4.33%    19.93%  (72.89)%  (39.70)% 86.09%  (14.04)   % 6.83%   (5.80)%
Index Total Return(3)        20.19%    92.60%  (19.66)%    3.05%    25.12%  (68.71)%  (29.61)% 98.04%  (16.33)   % 2.40%   (8.34)%

(1)  Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The Kuala Lumpur Stock Exchange (KLSE) Composite Index (the "Index") is a broad based capitalization weighted index of 100 stocks listed on the exchange. The Fund's return based on net asset value per share and the Index's return, expressed in U.S. dollars, for 1998 were adjusted in reaction to the imposition of capital controls by the Malaysian government during September 1998. During February 1999, the adjustment was removed to reflect the relaxation of these capital controls.

*    The Fund commenced operations on May 4, 1987.

+ This return does not include the effect of the rights issued in connection with the rights offering.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY. IN ADDITION, INVESTING IN EMERGING MARKETS MAY INVOLVE A RELATIVELY HIGHER DEGREE OF VOLATILITY.

THE MALAYSIA FUND, INC.

September 30, 2002 (Unaudited)

PORTFOLIO SUMMARY

ALLOCATION OF TOTAL INVESTMENTS

[CHART]

Equity Securities       96.8%
Short-Term Investments   3.2%

INDUSTRIES

[CHART]

Banks                                    22.4%
Diversified Financials                   11.2%
Diversified Telecommunication Services   10.8%
Construction & Engineering                9.1%
Hotels, Restaurants & Leisures            8.8%
Other                                    37.7%

TEN LARGEST HOLDINGS*

                                                PERCENT OF
                                                NET ASSETS
----------------------------------------------------------
1.  Malayan Banking Bhd                            9.9%
2.  Public Finance Bhd                             6.9
3.  Public Bank Bhd                                6.1
4.  Telekom Malaysia Bhd                           6.0
5.  Gamuda Bhd                                     5.4
6.  Technology Resources Industries Bhd            4.8
7.  Genting Bhd                                    4.3
8.  Commerce Asset Holdings Bhd                    4.3
9.  AMMB Holdings Bhd                              4.2
10. Malaysian Pacific Industries Bhd               4.1
                                                  -----
                                                  56.0%
                                                  =====

*    Excludes Short-Term Investments

THE MALAYSIA FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS


                                                                               VALUE
                                                                    SHARES      (000)
--------------------------------------------------------------------------------------
MALAYSIAN COMMON STOCKS:   (96.4%)
(UNLESS OTHERWISE NOTED)
--------------------------------------------------------------------------------------
AUTOMOBILES (3.7%)
  Perusahaan Otomobil Nasional Bhd                                 562,000   $ 1,146
  Tan Chong Motor Holdings Bhd                                   1,896,000       519
--------------------------------------------------------------------------------------
                                                                               1,665
======================================================================================
BANKS (22.4%)
  Commerce Asset Holdings Bhd                                    2,446,000     1,944
  Malayan Banking Bhd                                            2,125,500     4,475
  Public Bank Bhd                                                2,145,815     1,310
  Public Bank Bhd (Foreign)                                      2,145,810     1,446
  RHB Capital Bhd                                                2,054,000       962
--------------------------------------------------------------------------------------
                                                                              10,137
======================================================================================
CONSTRUCTION & ENGINEERING (9.1%)
  Gamuda Bhd                                                     1,637,000     2,434
  Road Builder (Malaysia) Holdings Bhd                           1,186,000     1,670
--------------------------------------------------------------------------------------
                                                                               4,104
======================================================================================
DIVERSIFIED FINANCIALS (11.2%)
  AMMB Holdings Bhd                                              1,799,000     1,922
  Public Finance Bhd                                                84,000       145
  Public Finance Bhd (Foreign)                                   1,751,000     2,995
--------------------------------------------------------------------------------------
                                                                               5,062
======================================================================================
DIVERSIFIED TELECOMMUNICATION SERVICES (10.8%)
  Technology Resources Industries Bhd                            4,037,000 (a) 2,178
  Telekom Malaysia Bhd                                           1,444,000     2,698
--------------------------------------------------------------------------------------
                                                                               4,876
======================================================================================
ELECTRIC UTILITIES (1.1%)
  YTL Power International Bhd                                      741,684       490
======================================================================================
FOOD PRODUCTS (3.1%)
  IOI Corp. Bhd                                                    937,000     1,418
======================================================================================
HOTELS, RESTAURANTS & LEISURE (8.8%)
  Genting Bhd                                                      574,200     1,964
  Magnum Corp. Bhd                                               1,568,000       982
  Tanjong plc                                                      435,000     1,053
--------------------------------------------------------------------------------------
                                                                               3,999
======================================================================================
INDUSTRIAL CONGLOMERATES (2.5%)
  Malaysian Resources Corp. Bhd                                    693,000 (a)   182
  Sime Darby Bhd                                                   760,000       972
--------------------------------------------------------------------------------------
                                                                               1,154
======================================================================================
INSURANCE (1.1%)
  MAA Holdings Bhd                                                 413,000       482
======================================================================================
IT CONSULTING & SERVICES (1.2%)
  Computer Systems Advisers Bhd                                    718,600       567
======================================================================================
MARINE (1.2%)
  Malaysian International Shipping Bhd                             296,000       569
======================================================================================
MEDIA (2.3%)
  Star Publications (Malaysia) Bhd                                 657,000     1,029
======================================================================================
REAL ESTATE (4.7%)
  IOI Properties Bhd                                               415,000       655
  Selangor Properties Bhd                                        1,105,000       486
  SP Setia Bhd                                                   1,897,499       974
--------------------------------------------------------------------------------------
                                                                               2,115
======================================================================================
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.8%)
  Malaysian Pacific Industries Bhd                                 614,000     1,842
  Unisem (Malaysia) Bhd                                            841,000     1,693
--------------------------------------------------------------------------------------
                                                                               3,535
======================================================================================
SPECIALTY RETAIL (2.0%)
  Courts Mammoth Bhd                                             1,169,000       923
======================================================================================
TOBACCO (3.4%)
  British American Tobacco
   (Malaysia) Bhd                                                  167,000     1,549
======================================================================================
TOTAL COMMON STOCKS
  (Cost $41,802)                                                              43,674
======================================================================================

                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.2%)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.2%)
  J.P. Morgan Securities Inc.,
   1.87%, dated 9/30/02,
   due 10/1/02 (Cost $108)                                 $      108(b)         108
======================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (2.9%)
--------------------------------------------------------------------------------------
Malaysian Ringgit (Cost $1,316)                            MYR  5,000          1,316
======================================================================================
TOTAL INVESTMENTS (99.5%)
  (Cost $43,226)                                                              45,098
======================================================================================
OTHER ASSETS AND LIABILITIES (0.5%)
--------------------------------------------------------------------------------------
  Other Assets                                              $     507
  Liabilities                                                    (287)           220
======================================================================================
NET ASSETS (100%)
  Applicable to 9,718,495 issued and
   outstanding $ 0.01 par value shares
   (20,000,000 shares authorized)                                            $45,318
======================================================================================
NET ASSET VALUE PER SHARE                                                    $  4.66
======================================================================================

(a)--Non-income producing.

(b)--The repurchase agreement is fully collateralized byU.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

                                       5